9. SERIES A-1 REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Principal due			$ 1,130,165
Accrued dividend	407,680	342,097
Debt discount	(26,144)	(43,137)
Non-current portion	1,511,702	1,429,126
Aggregate liquidation value*	$ 1,537,846	$ 1,472,263